STOCKHOLDERS' EQUITY - Preferred Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2018 $ / shares shares	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Preferred Stock, Shares Issued		206,815,077			87,355,585		87,355,585	87,355,585
Proceeds from issuance of preferred stock | $					$ 69,922
Stock split conversion ratio		9
Preferred stock par value | $ / shares		$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Series C Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued	20,949,454				962,298		20,949,454
Preferred stock price per share | $ / shares	$ 3.50						$ 3.34
Proceeds from issuance of preferred stock | $	$ 70,000
Founders Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued		1,808,946					162,558		1,788,375
Preferred stock price per share | $ / shares							$ 0.00
Common Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued		138,600,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued			32,834,601			76,010	32,834,601
Preferred stock price per share | $ / shares			$ 0.93				$ 0.91
Proceeds from issuance of preferred stock | $			$ 30,000
Stock split conversion ratio						0.111
Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued		6,406,131
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued				33,571,530			3,654,873
Preferred stock price per share | $ / shares							$ 0.10
Proceeds from issuance of preferred stock | $				$ 17,000